Related party transactions (Tables)	6 Months Ended
Sep. 30, 2018
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Balances with Parent and Ultimate Parent Companies and Finance Income or Expense

A summary of the balances with the parent and ultimate parent companies and the finance income or expense arising in respect of these balances is shown below:

	Asset (liability)		Finance income (expense)
	30 September 2018	31 March 2018	30 September 2018	30 September 2017
	£m	£m	£m	£m
Amounts owed by (to) parent company
Loan facility – non-current asset investments	10,486	10,318	105	84
Loan facility – current asset investments	105	168	n/a	n/a
Trade and other payables	(73)	(50)	n/a	n/a
Amounts owed by (to) ultimate parent company
Non-current asset investments	3,024	2,983	30	13
Non-current liabilities	(1,061)	(1,044)	(22)	(9)
Trade and other receivables	16	15	n/a	n/a
Current asset investments	30	34	n/a	n/a
Current liabilities	(1,477)	(18)	n/a	n/a